Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes Goodwill And Intangible Assets Tables [Line Items]
Discount and growth rates
Discount and growth rates
Discount rates Growth rates
In % 31.12.25 31.12.24 31.12.25 31.12.24
Global Wealth Management Americas 9.5 9.5 3.7 3.8
Global Wealth Management Switzerland and International 9.5 9.5 3.6 3.7
Asset Management 9.0 9.0 3.4 3.3
Personal & Corporate Banking 7.0 7.5 2.7 2.5

Goodwill and intangible assets
Goodwill and intangible assets
USD m Goodwill
Intangible
assets
1
2025 2024
Historical cost
Balance at the beginning of the year 6,496 1,544 8,039 7,645
Balance recognized upon the merger of UBS AG and Credit Suisse AG 891
Disposals
2
(2) 0 (2) (1)
Reclassifications
3
0 0 0 (384)
Write-offs 0 (76) (76) 0
Foreign currency translation 79 51 130 (113)
Balance at the end of the year 6,573 1,519 8,092 8,039
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,378 1,378 1,379
Balance recognized upon the merger of UBS AG and Credit Suisse AG 72
Amortization 0 25 25 44
Impairment / (reversal of impairment) 0 0 0 1
Reclassifications
3
0 0 0 (96)
Write-offs 0 (76) (76) 0
Foreign currency translation 0 30 30 (23)
Balance at the end of the year 0 1,358 1,358 1,378
Net book value at the end of the year 6,573 162 6,734 6,661
of which: Global Wealth Management Americas 3,716 29 3,745 3,734
of which: Global Wealth Management Switzerland and International 1,205 32 1,237 1,196
of which: Personal & Corporate Banking 505 0 505 505
of which: Asset Management 1,146 0 1,146 1,127
of which: Investment Bank 0 100 100 98
of which: Non-core and Legacy 0 1 1 1
1 Intangible assets mainly include customer relationships, core deposits, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group,
Inc. in 2000.
2 Reflects the derecognition of goodwill allocated to businesses and intangible assets held by entities that have been
disposed of.
3 In 2024, certain intangible assets were reclassified
to Assets of
disposal groups held for sale. Refer to Note 28 for more information.